Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and entity information [abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	WPM
Entity Registrant Name	WHEATON PRECIOUS METALS CORP.
Entity Central Index Key	0001323404
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	444,336,361